Derivatives (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
B3		R$ 8,170
Futures contract [member]
IfrsStatementLineItems [Line Items]
B3	R$ 844,005	1,020,605
Futures contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	844,005	1,020,605
Swap contract [member]
IfrsStatementLineItems [Line Items]
B3	2,396,474	1,571,025
Swap contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	2,396,474	1,571,025
Option contract [member]
IfrsStatementLineItems [Line Items]
B3	1,648,851	1,352,201
Option contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	1,648,851	1,352,201
Forward contract [member]
IfrsStatementLineItems [Line Items]
B3	6,022	4,755
Forward contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	6,022	4,755
Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
B3	53,033	43,808
Credit Derivatives [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	53,033	43,808
N D F Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
B3	316,620	326,100
N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	316,620	326,100
Target Flow Of Swap [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	8,415
B 3 [Member] | Futures contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	843,998	1,020,604
B 3 [Member] | Swap contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	1,270,415	991,559
B 3 [Member] | Option contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	1,567,679	1,255,056
B 3 [Member] | Forward contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	3,080	4,696
B 3 [Member] | Credit Derivatives [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	23,672	17,806
B 3 [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	97,152	70,562
Overthecounter Market [Member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
B3	5,225	5,938
Overthecounter Market [Member] | Futures contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	7	1
Overthecounter Market [Member] | Futures contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
B3	7	1
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	1,126,059	579,466
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
B3	972,002	465,917
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
B3	137,068	105,076
Overthecounter Market [Member] | Swap contract [member] | Derivative Financial Instruments [Member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3	16,989	8,473
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	81,172	97,145
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
B3	45,513	52,177
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
B3	33,826	43,949
Overthecounter Market [Member] | Option contract [member] | Derivative Financial Instruments [Member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3	1,833	1,019
Overthecounter Market [Member] | Forward contract [member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	2,942	59
Overthecounter Market [Member] | Forward contract [member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
B3	2,926	53
Overthecounter Market [Member] | Forward contract [member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
B3	16	6
Overthecounter Market [Member] | Credit Derivatives [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	29,361	26,002
Overthecounter Market [Member] | Credit Derivatives [Member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
B3	29,361	26,002
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	219,468	255,538
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
B3	87,784	117,077
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
B3	129,034	137,091
Overthecounter Market [Member] | N D F Non Deliverable Forward [Member] | Derivative Financial Instruments [Member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3	2,650	1,370
Overthecounter Market [Member] | Target Flow Of Swap [Member] | Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
B3	8,415	8,170
Overthecounter Market [Member] | Target Flow Of Swap [Member] | Derivative Financial Instruments [Member] | Companies [Member]
IfrsStatementLineItems [Line Items]
B3	R$ 3,190	2,227
Overthecounter Market [Member] | Target Flow Of Swap [Member] | Derivative Financial Instruments [Member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3		R$ 5